Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure
2017	$ 32,500
2018	32,500
2019	282,500
2020	170,000
2021	205,000
2022 and thereafter	0
Total long term debt	$ 722,500	$ 688,333